INCOME TAXES - Summary of Breakdown of Net Deferred Tax Balance (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Net deferred tax	$ (5,294)	$ (1,983)	$ 182
RDEC
Statement [line items]
Net deferred tax	5,353	0
Tax losses
Statement [line items]
Net deferred tax	31,002	17,441
Other differences
Statement [line items]
Net deferred tax	515	248
Tangible and Intangible fixed assets
Statement [line items]
Net deferred tax	$ (42,164)	$ (19,672)